Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Disaggregated Revenues	For the years ended December 31, 2021, 2022 and 2023, all of the Group’s revenue was generated in the PRC. The disaggregated revenues were as follows:
	For the years ended December 31,
	2021	2022	2023
Revenue from third parties:
Tuition fees	4,146,247	23,702,135	30,626,298
Comprehensive human resource services	-	12,385	653,149
Accommodation	228,526	5,920,364	5,963,281
Uniforms, learning materials and other campus necessities	1,986,186	3,992,076	2,937,007
Course design, development and training	-	3,675,953	4,766,127
Meals	2,014,151	2,544,884	1,925,744
Rental revenue	76,191	-	746,294
Others	61,691	751,659	2,443,231
Subtotal	8,512,992	40,599,456	50,061,131

Revenue from related party:
Rental revenue	906,667	754,285	754,285

Revenue from Affected Entity (1):
Rental revenue	14,152,381	-	-
Food procurement services	10,864,732	-	-
Subtotal	25,017,113	-	-
Total revenue	34,436,772	41,353,741	50,815,416

(1) For the eight months ended August 31, 2021, the Group provides operation services including rental services and procurement services for Lianwai School. Although private schools providing compulsory education should not conduct any transaction with any related party under the Implementation Rules, to keep Lianwai School in continuing daily operation, the Group continued to provide essential services without recognizing any revenues relating to such activities to Lianwai School.

(2) Tuition and accommodation fees, revenue from course design, development and training, and rental revenue were recognized overtime, amounted to RMB5,357,631, RMB34,052,737 and RMB42,856,285 for the years ended December 31, 2021, 2022 and 2023, respectively. Other types of revenue were recognized at a point of time.